Related Party Transactions - Schedule of Amounts Due To/from Stockholders (FY) (Parenthetical) (Details) - Majority Stockholders [Member] - Unsecured Notes [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument, interest rate		2.18%	2.18%
Debt instrument, variable rate	2.08%	2.08%